ACQUISITION OF BUSINESSES - La Trobe Financial Services (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	May 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Revenues		$ 14,626	$ 11,235	$ 28,098	$ 21,064
Net income (loss)		294	(29)	313	1,738
Business services
Disclosure of detailed information about business combination [line items]
Revenues		9,145	7,679	17,419	13,581
Industrials
Disclosure of detailed information about business combination [line items]
Revenues		$ 3,679	$ 2,551	7,349	$ 5,367
La Trobe Financial Services | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	30.00%
Cash	$ 250
Proportion of voting rights held in subsidiary	100.00%
Goodwill recognised as of acquisition date	$ 375
Acquisition-related costs	$ 8
La Trobe Financial Services | Business services | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 1,100
Equity from the partnership	17
Contingent consideration related to future performance	40
La Trobe Financial Services | Industrials
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	646
Loans receivable	4,500
Borrowings recognised as of acquisition date	4,500
Deferred tax liabilities recognised as of acquisition date	$ 194
Revenues				33
Net income (loss)				1
La Trobe Financial Services | Industrials | Pro forma
Disclosure of detailed information about business combination [line items]
Revenues				165
Net income (loss)				$ 20